Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

July 31, 2019

SMR-QTLY-0919
1.804843.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.6%
Atn International, Inc.	317,088	$17,842,542
Entertainment - 2.1%
Cinemark Holdings, Inc.	1,500,000	59,880,000
Media - 1.9%
Emerald Expositions Events, Inc. (a)	5,277,675	56,260,016

TOTAL COMMUNICATION SERVICES		133,982,558

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.3%
Linamar Corp.	250,000	8,467,192
Hotels, Restaurants & Leisure - 3.8%
Cedar Fair LP (depositary unit)	406,713	20,526,805
Hilton Grand Vacations, Inc. (b)	2,695,700	88,149,390
		108,676,195
Household Durables - 7.6%
LGI Homes, Inc. (a)(b)(c)	1,200,000	84,348,000
Taylor Morrison Home Corp. (b)	3,000,000	67,560,000
TRI Pointe Homes, Inc. (b)	5,000,000	68,450,000
		220,358,000
Specialty Retail - 1.6%
Aaron's, Inc. Class A	750,000	47,287,500

TOTAL CONSUMER DISCRETIONARY		384,788,887

CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (b)	984,500	23,194,820
Food Products - 1.0%
Inghams Group Ltd. (c)	10,000,000	27,707,340

TOTAL CONSUMER STAPLES		50,902,160

ENERGY - 5.3%
Energy Equipment & Services - 3.8%
Oil States International, Inc. (b)	3,000,000	44,760,000
ShawCor Ltd. Class A (a)	5,000,000	65,464,464
		110,224,464
Oil, Gas & Consumable Fuels - 1.5%
Viper Energy Partners LP	1,344,600	43,376,796

TOTAL ENERGY		153,601,260

FINANCIALS - 22.3%
Banks - 12.3%
BOK Financial Corp.	500,000	41,840,000
Cullen/Frost Bankers, Inc.	250,000	23,735,000
First Citizens Bancshares, Inc.	95,000	44,366,900
First Citizens Bancshares, Inc. Class A (b)	200,000	93,404,000
First Hawaiian, Inc.	3,000,000	80,280,000
Hilltop Holdings, Inc.	2,600,000	58,968,000
Wintrust Financial Corp.	200,000	14,308,000
		356,901,900
Capital Markets - 0.7%
Donnelley Financial Solutions, Inc. (b)	1,000,000	13,630,000
Morningstar, Inc.	56,820	8,635,504
		22,265,504
Diversified Financial Services - 2.5%
BrightSphere Investment Group, Inc.	2,664,900	28,514,430
Cannae Holdings, Inc. (b)	1,500,000	43,425,000
		71,939,430
Insurance - 6.8%
Amerisafe, Inc.	360,100	23,428,106
Enstar Group Ltd. (b)	400,000	70,860,000
First American Financial Corp.	1,500,000	86,730,000
Sul America SA unit	1,500,000	16,515,781
		197,533,887

TOTAL FINANCIALS		648,640,721

HEALTH CARE - 7.9%
Health Care Equipment & Supplies - 2.5%
Hill-Rom Holdings, Inc.	500,000	53,320,000
Integra LifeSciences Holdings Corp. (b)	300,000	19,017,000
		72,337,000
Health Care Providers & Services - 1.9%
Patterson Companies, Inc.	850,000	16,830,000
Premier, Inc. (b)	1,000,000	38,750,000
		55,580,000
Life Sciences Tools & Services - 2.3%
Charles River Laboratories International, Inc. (b)	500,000	67,270,000
Pharmaceuticals - 1.2%
Prestige Brands Holdings, Inc. (b)	1,000,000	34,600,000

TOTAL HEALTH CARE		229,787,000

INDUSTRIALS - 15.9%
Aerospace & Defense - 2.1%
Ultra Electronics Holdings PLC	2,500,000	59,680,107
Airlines - 1.6%
Spirit Airlines, Inc. (b)	1,124,800	47,725,264
Commercial Services & Supplies - 5.0%
ABM Industries, Inc.	2,000,000	84,180,000
Cimpress NV (b)	500,000	48,225,000
Knoll, Inc.	577,800	14,011,650
		146,416,650
Construction & Engineering - 0.5%
Mirait Holdings Corp.	1,000,000	14,863,498
Electrical Equipment - 0.6%
Regal Beloit Corp.	200,000	15,924,000
Machinery - 1.3%
Apergy Corp. (b)	700,000	22,771,000
Mueller Industries, Inc.	377,347	11,392,106
THK Co. Ltd.	181,400	4,625,458
		38,788,564
Marine - 0.3%
MPC Container Ships ASA (b)	3,500,000	9,681,826
Professional Services - 1.9%
Capita Group PLC (b)	5,000,000	7,086,823
Intertrust NV (d)	2,500,000	47,767,050
		54,853,873
Road & Rail - 0.6%
Genesee & Wyoming, Inc. Class A (b)	150,000	16,471,500
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (b)	1,000,000	36,230,000
Diploma PLC	200,000	3,689,647
Fortress Transportation & Infrastructure Investors LLC	500,000	7,480,000
		47,399,647
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Co. LLC	250,000	10,360,000

TOTAL INDUSTRIALS		462,164,929

INFORMATION TECHNOLOGY - 14.4%
Electronic Equipment & Components - 5.0%
Flextronics International Ltd. (b)	2,000,000	22,300,000
SYNNEX Corp.	1,125,100	110,867,355
TTM Technologies, Inc. (b)	1,000,000	10,460,000
		143,627,355
IT Services - 2.6%
Presidio, Inc. (a)	4,300,000	60,200,000
Tucows, Inc. (b)(c)	300,000	14,679,000
		74,879,000
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (b)	500,000	29,200,000
ON Semiconductor Corp. (b)	1,500,000	32,265,000
		61,465,000
Software - 4.1%
Hansen Technologies Ltd.	3,961,915	10,394,621
j2 Global, Inc.	900,000	80,181,000
Micro Focus International PLC	1,409,200	29,683,548
		120,259,169
Technology Hardware, Storage & Peripherals - 0.6%
Elecom Co. Ltd.	500,000	18,177,222

TOTAL INFORMATION TECHNOLOGY		418,407,746

MATERIALS - 4.5%
Chemicals - 1.7%
Valvoline, Inc.	2,500,000	50,475,000
Construction Materials - 2.8%
Eagle Materials, Inc.	150,000	12,417,000
Wienerberger AG	3,000,000	68,744,700
		81,161,700

TOTAL MATERIALS		131,636,700

REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Brookfield Property REIT, Inc. Class A	2,500,000	48,275,000
CareTrust (REIT), Inc.	250,000	5,807,500
Corporate Office Properties Trust (SBI)	2,500,000	69,800,000
Store Capital Corp.	250,000	8,552,500
		132,435,000
Real Estate Management & Development - 3.3%
Cushman & Wakefield PLC	3,000,000	59,520,000
Jones Lang LaSalle, Inc.	250,000	36,422,500
		95,942,500

TOTAL REAL ESTATE		228,377,500

UTILITIES - 0.2%
Electric Utilities - 0.2%
Portland General Electric Co.	100,000	5,485,000
TOTAL COMMON STOCKS
(Cost $2,535,573,695)		2,847,774,461

Money Market Funds - 2.9%
Fidelity Cash Central Fund 2.43% (e)	53,010,639	53,021,241
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	30,094,891	30,097,901
TOTAL MONEY MARKET FUNDS
(Cost $83,119,142)		83,119,142
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $2,618,692,837)		2,930,893,603
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(29,110,591)
NET ASSETS - 100%		$2,901,783,012

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,767,050 or 1.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$217,936
Fidelity Securities Lending Cash Central Fund	91,665
Total	$309,601

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Emerald Expositions Events, Inc.	$84,300,000	$--	$8,049,964	$450,000	$(7,546,804)	$(12,443,216)	$56,260,016
LGI Homes, Inc.	83,172,000	--	--	--	--	1,176,000	84,348,000
Presidio, Inc.	64,586,000	--	--	172,000	--	(4,386,000)	60,200,000
ShawCor Ltd. Class A	74,195,715	--	--	473,011	--	(8,731,251)	65,464,464
Total	$306,253,715	$--	$8,049,964	$1,095,011	$(7,546,804)	$(24,384,467)	$266,272,480

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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